AMERICAN EAGLE FUNDS, INC.


                      AMERICAN EAGLE LARGE-CAP GROWTH FUND



                                  ANNUAL REPORT

                                DECEMBER 31, 2000


FINANCIAL STATEMENT                                           DECEMBER 31, 2000

STATEMENT OF ASSETS AND LIABILITIES


                                                               American Eagle
                                                              Large-Cap Growth
                                                                    Fund
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ASSETS
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       Cash                                                        $ 10
                                                                 ------------
         Total Assets                                                10
                                                                 ------------

LIABILITIES
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         Total Liabilities                                              -
                                                                 ------------

         Net assets applicable to outstanding capital stock        $ 10
                                                                 ------------

NET ASSETS CONSIST OF
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       Capital stock
           (par value $.01 per share - authorized 10 billion shares;
            outstanding: 1 share)                                 $ 10
                                                                ------------
         Total net assets                                         $ 10
                                                                ------------
       Net Asset Value Per Share                                  $ 10.00
                                                                ------------
                          AMERICAN EAGLE FUNDS, INC.
                          Notes to Financial Statement


1.   Organization

American Eagle Large-Cap Growth Fund ("Large-Cap Growth Fund") is a separate non-diversified investment portfolio and series of capital stock of American Eagle Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. Jundt Associates, Inc. serves as the investment adviser (the"Adviser") and is responsible for managing the Funds' portfolio of securities. The Fund commenced operations on December 29, 2000 with the Adviser purchasing 1 share for $10. The Fund had no further activity during the period ended December 31, 2000.

The investment objectives of the Fund is as follows:

o Large-Cap Growth Fund's objective is capital appreciation. The Fund will maintain a core portfolio of approximately 30 to 50 of primarily large American growth companies. These include companies that comprise the Russell 1000 Growth Index (which currently have market capitalizations which average approximately $14.1 billion and range from approximately
     $1.6 billion and up). However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell scurities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

2.   Summary of Significant Accounting Policies

The significant accounting policies followed by the Fund is as follows:

Organizational Costs

Expenses incurred by the Company in connection with the organization and the initial public offering of shares of the Fund were expensed as incurred. These expenses were paid by the Adviser and will not be reimbursed by the Funds.

Federal Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders. Therefore, no income tax provision is required. In addition, on a calendar year basis, the Funds will make sufficient distributions of its net investment and realized gains, if any, to avoid the payment of any federal excise taxes. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3.   Investment Security Transactions

The Fund had no investment security transactions during the period from December 29, 2000 to December 31, 2000.

4.   Investment Advisory and Administration Agreements

Jundt Associates, Inc. is the investment adviser for the Fund. The Adviser is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For its services, the investment adviser receives from the Fund a monthly fee at an annual rate of 1.3% of the Fund's average daily net assets.

Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. Firstar Bank, N.A. serves as custodian for the Fund.

The Fund has entered into a distribution agreement with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of the Fund's shares.

Legal fees incurred will be paid to a law firm of which the secretary of the Fund is a partner.

                          Independent Auditors' Report



The Shareholder and Board of Directors of American Eagle Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of American Eagle Large-Cap Growth Fund (a fund within American Eagle Funds, Inc.) as of December 31, 2000. This financial statement is the responsibility of fund management. Our responsibility is to express an opinion on the financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of cash owned with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of American Eagle Large-Cap Growth Fund as of December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP


Minneapolis, Minnesota
February 9, 2001

INVESTMENT ADVISER
Jundt Associates, Inc.
1550 Utica Avenue South
Suite 950
Minneapolis, MN  55416

DISTRIBUTOR
U.S. Growth Investments, Inc.
1550 Utica Avenue South
Suite 935
Minneapolis, MN  55416

ADMINISTRATOR
Firstar Mutual Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI  53202

TRANSFER AGENT
Firstar Mutual Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI  53202

CUSTODIAN
Firstar Bank, N.A.
625 Walnut Street
Cincinnati, OH  45202

INDEPENDENT  AUDITORS
KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

LEGAL COUNSEL
Faegre & Benson LLP
2200 Wells Fargo Center
Minneapolis, MN 55402

For more information concerning each Fund (including fee, expenses and risks associated with an investment in each Fund), contact the Fund at 1-800-335-0333 or your investment professional for the Fund's current prospectus. Please read it carefully before investing. Past performance shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This report must be accompanied or preceded by the Fund's current prospectus.